UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  January 29, 2003

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       77
Form 13F Information Table Value Total:       $184,496

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambac Inc                      COM              023139108     3973    70635 SH       SOLE                       0              70635
Amer. Int'l Group              COM              026874107     3960    68459 SH       SOLE                   68459                  0
American Express Co            COM              025816109      884    25000 SH       SOLE                   25000                  0
AmSouth Bancorporation         COM              032165102     3241   168790 SH       SOLE                       0             168790
AOL Time Warner                COM              00184A105      148    11300 SH       SOLE                   11300                  0
Apache Corp                    COM              037411105      441     7740 SH       SOLE                       0               7740
Atlantic Liberty               COM              048668107      282    20000 SH       SOLE                   20000                  0
Bristol-Myers Squibb           COM              110122108      302    13049 SH       SOLE                    4500               8549
Burlington Northern            COM              12189T104      426    16360 SH       SOLE                       0              16360
Chelsea Property Group         COM              163421100     2696    80950 SH       SOLE                    4700              76250
ChevronTexaco Corp             COM              166764100      326     4900 SH       SOLE                    4900                  0
Cisco Systems Inc.             COM              17275R102     2132   162758 SH       SOLE                  160758               2000
Citigroup Inc                  COM              020002101     3887   110456 SH       SOLE                  109256               1200
Coca-Cola                      COM              093671105     1313    29960 SH       SOLE                   25500               4460
Colgate Palmolive Co           COM              194162103     6444   122900 SH       SOLE                  122900                  0
Comcast Corp - Cl A            COM              200300200     1387    61390 SH       SOLE                   39500              21890
ConAgra Foods Inc              COM              205887102     5550   221910 SH       SOLE                   21400             200510
Concord EFS                    COM              206197105     2500   158800 SH       SOLE                  158800                  0
Consolidated Edison Co         COM              209115104      533    12450 SH       SOLE                   12450                  0
Costco                         COM              22160K105     3527   125700 SH       SOLE                  124300               1400
Cox Communications Inc         COM              224044107      450    15850 SH       SOLE                   15850                  0
Dell Computer                  COM              247025109     4191   156720 SH       SOLE                   65200              91520
Dominion Resources Inc         COM              25746U109     3620    65930 SH       SOLE                       0              65930
DST Systems Inc                COM              233326107     2522    70950 SH       SOLE                   70950                  0
Edwards AG Inc Com             COM              281760108      231     7000 SH       SOLE                    7000                  0
EI Du Pont De Nemours          COM              263534109     2643    62340 SH       SOLE                   61840                500
Elan Corp Plc-Adr              COM              284131208      142    57650 SH       SOLE                       0              57650
Eli Lilly & Co.                COM              532457108     2219    34950 SH       SOLE                   34950                  0
Exxon Mobil Corp.              COM              302290101     7554   216196 SH       SOLE                  129798              86398
Fannie Mae                     COM              313586109     1229    19100 SH       SOLE                   18100               1000
Fifth Third Bancorp            COM              316773100     1609    27475 SH       SOLE                   27475                  0
First Data Corp                COM              319963104     4079   115200 SH       SOLE                  115200                  0
Fiserv Inc                     COM              337738108     3686   108562 SH       SOLE                  108562                  0
General Electric Co            COM              369604103     6157   252858 SH       SOLE                  248908               3950
General Mills Inc              COM              370334104      719    15320 SH       SOLE                   15100                220
Gillette Company               COM              375766102     1624    53496 SH       SOLE                   49850               3646
Health Care PPTY Inv           COM              421915109     1346    35138 SH       SOLE                       0              35138
Hilton Hotels Corp. 5.000%     CONVBOND         432848AL3     3616  3776000 PRN      SOLE                       0            3776000
Home Depot Inc                 COM              437076102     1405    58500 SH       SOLE                   58500                  0
Intel Corp                     COM              458140100     4145   266240 SH       SOLE                  185115              81125
International Business Mach    COM              459200101      233     3002 SH       SOLE                    2300                702
International Rectifier        COM              460254105     1044    56540 SH       SOLE                       0              56540
Intuit Inc                     COM              461202103      368     7845 SH       SOLE                       0               7845
Jefferson Pilot Corp           COM              475070108     1704    44700 SH       SOLE                   44700                  0
Johnson & Johnson              COM              478160104     6253   116424 SH       SOLE                   41910              74514
Jones Apparel Group Com        COM              480074103     1717    48450 SH       SOLE                   48450                  0
Kansas City Southern Inc       COM              485170104      397    33124 SH       SOLE                       0              33124
King Pharmaceuticals           COM              495582108      535    31100 SH       SOLE                   31100                  0
Kraft Foods Inc Cl A           COM              50075N104     3564    91550 SH       SOLE                   91550                  0
Legg Mason Inc                 COM              524901105     3696    76135 SH       SOLE                   11400              64735
Lehman Brothers Holdings Inc   COM              524908100      885    16600 SH       SOLE                   16600                  0
Manufactured Home Cmnt         COM              564682102     3572   120565 SH       SOLE                    7950             112615
Marsh & McLennan Cos           COM              571748102     1248    27000 SH       SOLE                   26800                200
McGraw Hill Inc                COM              580645109     3886    64300 SH       SOLE                   33150              31150
Merck & Company Inc            COM              589331107     4817    85085 SH       SOLE                   43900              41185
Microsoft Corp.                COM              594918104     6284   121545 SH       SOLE                   55460              66085
Nokia Corp                     COM              654902204      936    60385 SH       SOLE                   53000               7385
North Fork Bancorporation      COM              659424105      633    18750 SH       SOLE                    4000              14750
Northern Trust Corp            COM              665859104     2105    60050 SH       SOLE                   60050                  0
Oracle Systems Corp            COM              68389X105      285    26400 SH       SOLE                   23400               3000
Pepsico Inc.                   COM              713448108     4000    94750 SH       SOLE                   23200              71550
Pfizer Inc.                    COM              717081103     5097   166718 SH       SOLE                  125300              41418
Pharmaceutical Prod. Dev       COM              717124101      281     9590 SH       SOLE                       0               9590
Praxair Inc                    COM              74005P104     3847    66600 SH       SOLE                   66600                  0
Procter & Gamble Co            COM              742718109     4831    56217 SH       SOLE                   52717               3500
Roslyn Bancorp Inc             COM              778162107      523    29000 SH       SOLE                   29000                  0
Royal Dutch Petroleum          COM              780257804      547    12420 SH       SOLE                   12420                  0
State Street Corp              COM              857477103     1287    33000 SH       SOLE                   33000                  0
Sun Microsystems Inc           COM              866810104       57    18350 SH       SOLE                   18350                  0
Sungard Data Systems           COM              867363103     2836   120370 SH       SOLE                   38000              82370
Tanger Factory Outlets         COM              875465106      557    17955 SH       SOLE                       0              17955
Viacom Inc                     COM              925524308     2870    70400 SH       SOLE                   31200              39200
Walgreen Co.                   COM              931422109     4864   166645 SH       SOLE                   91350              75295
Washington Reit                COM              939653101     3081   120835 SH       SOLE                       0             120835
Waste Mgmt Inc                 COM              94106L109     3394   148080 SH       SOLE                       0             148080
Weatherford Intl               COM              947074100     3506    87815 SH       SOLE                       0              87815
Wendys Intl Inc Com            COM              950590109     1617    59740 SH       SOLE                       0              59740


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